Debt - Senior Secured Term Loans (Details)		3 Months Ended	12 Months Ended
	Dec. 23, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	May 31, 2020 USD ($)	May 26, 2020	Dec. 19, 2019 USD ($)
Debt
Amount borrowed									$ 3,000,000
Loss on extinguishment of debt		$ (247,000)	$ 5,748,000	$ (483,000)
Amount outstanding			47,983,000	49,461,000	$ 50,104,000
Senior Secured Term Loans
Debt
Amount borrowed						$ 47,000,000
Maximum borrowing amount				40,000,000
Amount outstanding				40,000,000		$ 37,645	$ 37,500
Debt Instrument, Final Payment Fees				500,000
Senior Secured Term Loans | Period beginning April 2, 2020 Through May 15, 2020
Debt
Paid In Kind Interest Rate								2.00
Senior Secured Term Loans | Period beginning After May 15, 2020
Debt
Paid In Kind Interest Rate								1
Series C Redeemable Convertible Preferred Stock
Debt
Loss on extinguishment of debt			2,532,000
Amount outstanding				$ 37,000
Debt Instrument, Final Payment Fees	$ 1,000,000
Warrants grant date fair value			$ 300,000
Prime rate | Senior Secured Term Loans
Debt
Reduction in interest rate				5
Base rate | Senior Secured Term Loans
Debt
Reduction in interest rate				4.00
Three-month LIBOR | Senior Secured Term Loans
Debt
Warrants term				3 months
Warrant exercise price (percentage)				2.5